PAYROLL LIABILITIES	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
PAYROLL LIABILITIES

NOTE 13 – PAYROLL LIABILITIES

The payroll liabilities are accrued and recorded as accrued expenses in the consolidated balance sheet. As of March 31, 2012, the Company owed the Internal Revenue Service and the State of California Employment Development Department payroll tax, penalties and interest amounting to $112,972. The Company is currently working with the Internal Revenue Service and the State of California Employment Department to resolve these matters.